Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,923,963.20
Previously Paid Amount	0.00
Total Fee Amount	403.80
Total Offset Amount	0.00
Net Fee	403.80
Narrative - Max Aggregate Offering Price	$ 2,923,963.20
Final Prospectus	true